S000022498 [Member] Investment Objectives and Goals - iShares Global Clean Energy ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Global Clean Energy ETFICLN | Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector.